Significant Events - Summary of Financial Impacts of Samarco Dam Failure (Parenthetical) (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Samarco Germano Dam Decommissioning one [Member]
Disclosure of exceptional items [line items]
Change in estimate	$ (33)	$ 25	$ (56)
Exchange translation	2	24	(12)
Samarco dam failure one [Member]
Disclosure of exceptional items [line items]
Change in estimate		(806)	747
Exchange translation	13	267	(84)
Utilisation	$ (339)	$ (256)	$ (256)